Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits
Employee benefits

Note 19. Employee benefits

1.	Defined benefit plans

Pursuant to the ROC Labor Standards Law, the Company has established a defined benefit pension plan covering full-time employees in the ROC that provides retirement benefits to retiring employees based on years of service and the average salary for the six-month period before the employee’s retirement.

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	December 31,	December 31,
	2019	2020
	(in thousands)

Present value of the defined benefit obligations	$3,142	3,562
Fair value of plan assets	(3,730)	(3,952)
	$(588)	(390)
Net defined benefit liabilities	50	47
Prepaid pension costs	(638)	(437)
	$(588)	(390)

(i)    Plan assets

The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan. Under the ROC Labor Standards Law, the minimum return on the plan assets should not be lower than the average interest rate on two-year time deposits published by the local banks. As of December 31, 2020, the Funds deposited in the Committee’s name in the Bank of Taiwan amounted to $3,952 thousand.

(ii)  Movements in present value of the defined benefit obligations

	Year ended December 31,
	2019	2020
	(in thousands)
Balance at beginning of year	$3,184	3,142
Service costs	26	6
Interest expense	121	27
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	2	91
-Experience adjustment	(149)	56
-Change in financial assumptions	53	196
Refund of overfunding	(18)	-
Effect of changes in exchange rates	(77)	44
Balance at end of year	$3,142	3,562

(iii)  Movements in the fair value of plan assets

	Year ended December 31,
	2019	2020
	(in thousands)
Balance at beginning of year	$3,565	3,730
Interest income	140	31
Remeasurements gain (loss):
-Return on plan assets excluding interest income	120	129
Contributions paid by the employer	56	15
Refund of overfunding	(70)	-
Effect of changes in exchange rate	(81)	47
Balance at end of year	$3,730	3,952

(iv)  Expenses recognized in profit or loss

	Year ended December 31,
	2018	2019	2020
	(in thousands)

Current service costs	$20	26	6
Interest expense (income)	19	(19)	(4)
	$39	7	2
Cost of revenues	$14	6	6
Research and development	18	1	(5)
General and administrative	4	-	1
Sales and marketing	3	-	-
	$39	7	2

(v)  Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2019	2020
	(in thousands)

Balance at beginning of year	$129	(60)
Recognized during the period	(189)	176
Balance at end of year	$(60)	116

(vi)  Actuarial assumptions

The principal actuarial assumptions were as follows:

	December 31,	December 31,
	2019	2020
Discount rate	0.87%-0.88%	0.42%
Rate of increase in compensation levels	3.00%	3.00%

The Company expects to make contribution of $20 thousand to the defined benefit plans in the next year starting from January 1, 2021.

As at December 31, 2020, the weighted average duration of the defined benefits obligation was between 18 years to 19 years.

(vii)  Sensitivity analysis

Reasonably possible changes at December 31, 2019 and 2020 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2019		December 31, 2020
	+ 0.5%	- 0.5%	+ 0.5%	‑0.5%
	(in thousands)
Discount rate	(272)	302	(306)	339
Rate of increase in compensation levels	294	(268)	328	(300)

2.	Defined contribution plans

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expenses recognized in 2018, 2019 and 2020, based on the contribution called for were $3,527 thousand, $3,316 thousand  and $3,330 thousand, respectively.

The Company established a defined contribution plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet the service requirement. The Company’s contribution to the plan may be made at the discretion of the board of directors. As now, no contributions have been made by the Company to the plan.

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. The Company has no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by the Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities. Expenses recognized based on this plan were $1,655 thousand, $1,489 thousand and $707 thousand for the years ended December 31, 2018, 2019 and 2020, respectively.

Other foreign subsidiaries recognized pension expenses of $253 thousand, $434 thousand and $497 thousand for the years ended December 31, 2018, 2019 and 2020, respectively, for the defined contribution plans based on their respective local government regulations.